[SECURITY BENEFIT LIFE INSURANCE COMPANY LOGO]

One Security Benefit Place • Topeka, Kansas 66636-0001
800.888.2461 • SecurityBenefit.com

September 12, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII
1940 Act Registration Number: 811-08836
1933 Act Registration Numbers: 033-85592, 333-23723 and 333-93947
CIK: 0000932020
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account VIII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 23, 2013
American Century Variable Portfolios, Inc.	0000814680	August 22, 2013
Dreyfus Investment Portfolios	0001056707	August 14, 2013
Dreyfus Variable Investment Fund	0000813383	August 15, 2013
Legg Mason Partners Variable Equity Trust	0001176343	August 23, 2013
MFS® Variable Insurance Trust	0000918571	August 28, 2013
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2013

Securities and Exchange Commission
September 12, 2013
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Oppenheimer Variable Account Funds	0000752737	August 30, 2013
PIMCO Variable Insurance Trust	0001047304	August 29, 2013
Royce Capital Fund	0001006387	August 23, 2013
Rydex Variable Trust	0001064046	September 6, 2013
SBL Fund	0000217087	September 6, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company